Schedule of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Charterer A [Member]
Disaggregation of Revenue [Line Items]
Total	33.00%
Charterer B [Member]
Disaggregation of Revenue [Line Items]
Total	16.00%	24.00%
Charterer C [Member]
Disaggregation of Revenue [Line Items]
Total	14.00%
Charterer D [Member]
Disaggregation of Revenue [Line Items]
Total		11.00%
Charterer E [Member]
Disaggregation of Revenue [Line Items]
Total		20.00%
Charterer F [Member]
Disaggregation of Revenue [Line Items]
Total		11.00%
Charterers [Member]
Disaggregation of Revenue [Line Items]
Total	63.00%	66.00%